Hotchkis & Wiley Global Value Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.0%		Shares	Value
Aerospace & Defense - 4.3%
Airbus SE		3,100	$545,867
Babcock International Group PLC		77,800	732,149
BAE Systems PLC		15,159	306,100
			1,584,116

Air Freight & Logistics - 1.8%
FedEx Corp.		2,670	650,893

Automobile Components - 1.4%
Magna International, Inc.		15,561	528,918

Automobiles - 2.2%
General Motors Co.		11,545	542,961
Mercedes-Benz Group AG		4,500	265,824
			808,785

Banks - 11.1%
Banca Monte dei Paschi di Siena SpA		50,600	402,435
BNP Paribas SA		6,956	581,380
Citigroup, Inc.		10,784	765,556
ING Groep NV		12,856	251,867
Lloyds Banking Group PLC		636,400	596,893
Popular, Inc.		4,260	393,496
Societe Generale SA		6,393	288,414
US Bancorp		11,000	464,420
Wells Fargo & Co.		5,500	394,845
			4,139,306

Beverages - 3.3%
Heineken Holding NV		17,200	1,244,832

Capital Markets - 1.0%
State Street Corp.		4,300	384,979

Chemicals - 3.6%
Akzo Nobel NV		9,800	603,541
Nippon Sanso Holdings Corp.		17,600	533,889
PPG Industries, Inc.		1,700	185,895
			1,323,325

Communications Equipment - 8.2%
F5, Inc. (a)		6,700	1,784,009
Telefonaktiebolaget LM Ericsson - ADR		161,672	1,254,575
			3,038,584

Energy Equipment & Services - 2.8%
Baker Hughes Co.		6,300	276,885
NOV, Inc.		26,669	405,902
Schlumberger NV		8,800	367,840
			1,050,627

Entertainment - 0.8%
Warner Bros Discovery, Inc. (a)		26,500	284,345

Financial Services - 4.0%
Euronet Worldwide, Inc. (a)		3,600	384,660
Fidelity National Information Services, Inc.		11,200	836,416
Worldline SA/France (a)(b)		42,400	260,483
			1,481,559

Food Products - 3.4%
JDE Peet's NV		35,000	765,225
Kraft Heinz Co.		17,000	517,310
			1,282,535

Ground Transportation - 1.8%
U-Haul Holding Co.		11,315	669,622

Health Care Equipment & Supplies - 4.4%
GE HealthCare Technologies, Inc.		8,018	647,133
Koninklijke Philips NV (a)		14,821	377,316
Medtronic PLC		6,700	602,062
			1,626,511

Health Care Providers & Services - 6.7%
CVS Health Corp.		10,900	738,475
Elevance Health, Inc.		3,055	1,328,803
Humana, Inc.		1,600	423,360
			2,490,638

Hotels, Restaurants & Leisure - 1.2%
Accor SA		7,000	319,238
Entain PLC		14,400	108,799
			428,037

Household Products - 1.6%
Henkel AG & Co. KGaA		8,300	597,982

Industrial Conglomerates - 1.8%
Siemens AG		2,900	669,746

Insurance - 3.5%
American International Group, Inc.		10,669	927,563
Hartford Insurance Group, Inc.		3,100	383,563
			1,311,126

Interactive Media & Services - 2.0%
Alphabet, Inc. - Class A		4,700	726,808

Machinery - 2.4%
CNH Industrial NV		31,800	390,504
Cummins, Inc.		1,570	492,101
			882,605

Media - 4.8%
Comcast Corp. - Class A		26,600	981,540
WPP PLC		107,500	816,899
			1,798,439

Multi-Utilities - 2.3%
Dominion Energy, Inc.		15,500	869,085

Oil, Gas & Consumable Fuels - 4.7%
APA Corp.		23,100	485,562
Kosmos Energy Ltd. (a)		72,300	164,844
Ovintiv, Inc.		7,000	299,600
Shell PLC - ADR		11,100	813,408
			1,763,414

Passenger Airlines - 1.3%
Qantas Airways Ltd.		87,500	498,851

Personal Care Products - 1.1%
Unilever PLC		6,700	399,771

Pharmaceuticals - 1.1%
GSK PLC - ADR		10,600	410,644

Professional Services - 1.3%
Randstad NV		11,500	478,014

Semiconductors & Semiconductor Equipment - 0.7%
Micron Technology, Inc.		2,950	256,325

Software - 3.9%
Workday, Inc. - Class A (a)		6,220	1,452,557

Technology Hardware, Storage & Peripherals - 1.8%
Samsung Electronics Co. Ltd.		16,900	670,008

Wireless Telecommunication Services - 0.7%
Vodafone Group PLC - ADR		26,372	247,106
TOTAL COMMON STOCKS (Cost $31,198,803)			36,050,093

PREFERRED STOCKS - 0.8%		Shares	Value
Automobiles - 0.8%
Bayerische Motoren Werke AG, 8.48%		3,800	286,666
TOTAL PREFERRED STOCKS (Cost $257,855)			286,666

SHORT-TERM INVESTMENTS - 1.4%			Value
Time Deposits - 1.4%		Par
Citigroup, Inc., 1.35%, 04/01/2025 (c)	EUR	19	21
Skandinaviska Enskilda Banken, 3.68%, 04/01/2025 (c)		527,950	527,950
TOTAL SHORT-TERM INVESTMENTS (Cost $527,970)			527,971

TOTAL INVESTMENTS - 99.2% (Cost $31,984,628)			36,864,730
Other Assets in Excess of Liabilities - 0.8%			302,061
TOTAL NET ASSETS - 100.0%			$37,166,791
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt EUR – Euro PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $260,483 or 0.7% of the Fund’s net assets.

(c)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Hotchkis & Wiley Global Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$23,734,570	$12,315,523	$–	$36,050,093
Preferred Stocks	–	286,666	–	286,666
Time Deposits	–	527,971	–	527,971
Total Investments	$23,734,570	$13,130,160	$–	$36,864,730

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of March 31, 2025
(% of Net Assets)
United States	$20,899,831	56.2%
Netherlands	3,720,795	10.0
United Kingdom	3,618,361	9.7
France	1,995,382	5.4
Germany	1,820,218	4.9
Sweden	1,254,575	3.4
South Korea	670,008	1.8
Japan	533,889	1.5
Canada	528,918	1.4
Australia	498,851	1.3
Italy	402,435	1.1
Puerto Rico	393,496	1.1
Cash and Other	830,032	2.2
	$37,166,791	100.0%